SHORT-TERM BORROWINGS	9 Months Ended
Sep. 30, 2020
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

9. SHORT-TERM BORROWINGS

The following table sets forth the loan agreements of short-term borrowings from banks:

			Amount	Original Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	(US$)	Interest Rate	Due Date
September 1, 2020	Ambow Shida	Huaxia Bank	10,000	N/A	4.35%	September 1, 2021
May 1, 2020	Bay State College	Small Business Administration (“SBA”)	10,013	1,470	1.00%	Not Fixed

In July 2020, the Group has mortgaged its office property in Beijing, China with the carry amount of RMB 65,078 to obtain a line of credit in RMB 30,000 from Bank of Huaxia with one-year term from July 1, 2020 to July 1, 2021. The mortgage period shall end once all borrowings has been paid off and mortgage cancellation registration has been completed. On September 1, 2020, the Group received a loan from Huaxia Bank in the amount of RMB 10,000 with maturity date on September 1, 2021 and bearing interest at 4.35% per annum for working capital purpose.

On May 1, 2020, Bay State College obtained a PPP loan under the CARES Act from the SBA through Bank of America in US$1,470. Bay State College is applying for the forgiveness of the PPP loan, and will be obligated to repay the outstanding balance of the loan including interest calculated non in excess of a fixed rate of 1% if SBA does not confirm the forgiveness of the loan, or partly confirms the forgiveness of the loan, or Bay State College fails to apply for loan forgiveness.